Investments - Schedule of Components of Investment Assets held under Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Minimum lease payments receivable	$ 7,325	$ 9,456
Estimated residual value of leased assets	24,552	35,640
Unearned income	(7,012)	(9,091)
Real estate assets under direct financing leases, net	$ 24,865	$ 36,005